SEGMENT REPORTING - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Assets	$ 47,994	$ 43,458
Liabilities	43,448	39,193
Equity and other	4,546	4,265
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Assets	10,713	9,316
Liabilities	8,892	7,644
Equity and other	1,820	1,672
Operating Segments | Pension Risk Transfer
Segment Reporting Information [Line Items]
Assets	4,180	3,420
Liabilities	4,003	3,216
Equity and other	177	204
Operating Segments | Direct Insurance
Segment Reporting Information [Line Items]
Assets	32,192	29,541
Liabilities	28,229	25,786
Equity and other	3,963	3,755
Segment Reconciling Items
Segment Reporting Information [Line Items]
Assets	909	1,181
Liabilities	2,324	2,547
Equity and other	$ (1,414)	$ (1,366)